Bingo.com, Ltd. National Bank of Anguilla Corporate Building, 1st Floor, St Mary's Road, TV1 02P, The Valley, Anguilla, British West Indies

Ph: (264) 461-2646 Fax:+44 845 280 3297

                                                                                   September 6, 2007

VIA EDGAR

Attention: John Stickle

U.S. Securities and Exchange Commission

100 F Street NE.

Washington, D.C.  20549

Mailstop 3561

Dear Mr Stickle

                        Re:  Bingo.com, Ltd. (the "Issuer")

-         Registration Statement on Form SB-2- Amendment No. 1

-         File No. 333-144624

Please find enclosed filed via Edgar, a black-lined version of Form SB2 - Amendment No.1 filed on August 27, 2007. I have highlighted in yellow, all new additions I have made to the Form SB2 - Amendment No.1 compared to the Form SB2 filed on the July 16, 2007. Where a new table has been included I have highlighted the left-hand column. I have highlighted in red and struckthrough everything that was deleted in the Amendment No. 1 Version. The majority of these changes relate to including the second quarter of 2007 results.

I have sent via courier a hardcopy of the black-lined version of Form SB2 - Amendment No.1 filed on August 27, 2007.

We look forward to hearing from your office with respect to any comments / problems which you may have on our SB-2/A - Amendment 1 registration statement filing.  Please contact our office (604) 694-0300 and/or our securities counsel, Gerald R. Tuskey, Personal Law Corporation, telephone:  (604)681-9588, facsimile:  (604)688-4933.

                                                                                    Yours truly,

                                                                                    /s/ "H. W. Bromley

                                                                                    Bingo.com, Ltd.

                                                                                    Per:

                                                                                    H. W. Bromley

                                                                                    Chief Financial Officer